Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Revenue and Expense Recognized for Advertising Barter Transactions

The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2015	2014	2013
Net revenues	$7,956	$7,839	$7,862
Direct advertising expenses	$3,137	$2,928	$3,005
General and administrative expenses	$4,407	$4,675	$4,417